EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2021
Compensation And Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLAN
20.	EMPLOYEE BENEFIT PLAN

Full time PRC employees of the Group are eligible to participate in a government‑mandated multi‑employer defined contribution plan under which certain pension benefits, medical care, unemployment insurance and employee housing fund are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee’s salary income. Total provisions for employee benefits were US$5,618,209, US$4,323,814 and US$11,121,724 for the years ended December 31, 2019, 2020 and 2021, respectively, reported as a component of salary and compensation expenses when incurred.